As filed with the Securities and Exchange Commission on August 17, 2007

1933 Act Registration No. 333-143628

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐   Pre-Effective Amendment No.                                ☒   Post-Effective Amendment No.          1

(Check appropriate box or boxes)

SIT MUTUAL FUNDS II, INC.

(Exact Name of Registrant as Specified in Charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

(Address of Principal Executive Offices)

(612) 332-3223

(Registrant’s Area Code and Telephone Number)

Paul E. Rasmussen, Esq.

Sit Mutual Funds

3300 IDS Center

Minneapolis, Minnesota 55402

(Name and Address of Agent for Service)

Copy to:

Michael J. Radmer, Esq.

Dorsey & Whitney LLP

50 South Sixth Street, Suite 1500

Minneapolis, Minnesota 55402

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

This filing is being made solely for the purpose of adding an exhibit. No other part of the Registration Statement is amended or superseded hereby.

PART C

FORM N-14

OTHER INFORMATION

SIT MUTUAL FUNDS II, INC.

Item 15.    Indemnification.

Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A.

Item 16.    Exhibits.

(1)	Articles of Incorporation.

Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement.

(2)	Bylaws.

Incorporated by reference to the Registrant’s original Registration Statement.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.

Incorporated by reference as Exhibit A to the Prospectus/Proxy Statement included in Part A of the Registrant’s initial Registration Statement on Form N-14 filed on June 8, 2007.

(5)	Not Applicable.

(6)	Investment Management Agreement.

Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant’s Registration Statement.

(7)	Underwriting and Distribution Agreement.

Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement.

(8)	Not applicable.

(9)	Custodian Agreement.

Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement.

(10)	Not applicable.

(11)	Opinion and consent of Dorsey & Whitney LLP as to the legality of the securities being registered.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on June 8, 2007.

(12)	Opinion and consent of Dorsey & Whitney LLP supporting the tax matters discussed in the prospectus.

Filed herewith.

(13)(a)	Transfer Agency and Services Agreement.

Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement.

(13)(b)	Accounting Services Agreement.

Incorporated by reference to Post-Effective Amendment No. 29 to the Fund’s Registration Statement.

(14)	Consent of KPMG LLP with respect to financial statements of Registrant.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on June 8, 2007.

(15)	Not applicable.

(16)	Powers of Attorney pursuant to which the name of any person has been signed to the registration statement.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on June 8, 2007.

(17)	Any additional exhibits which registrant may wish to file.

Incorporated by reference to Registrant’s initial Registration Statement on Form N-14 filed on June 8, 2007.

Item 17.    Undertakings.

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Minneapolis, and the State of Minnesota on the 17th day of August, 2007.

SIT MUTUAL FUNDS II, INC.

By	/s/ Eugene C. Sit
Name: Eugene C. Sit Title: Chairman

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Eugene C. Sit	Chairman (principal executive officer/director)	August 17, 2007
Eugene C. Sit

/s/ Paul E. Rasmussen	Treasurer (principal financial/accounting officer)	August 17, 2007
Paul E. Rasmussen

/s/ * Melvin C. Bahle	Director	August 17, 2007
Melvin C. Bahle

/s/ * William E. Frenzel	Director	August 17, 2007
William E. Frenzel

/s/ * John P. Fagan	Director	August 17, 2007
John P. Fagan

/s/ * Sidney L. Jones	Director	August 17, 2007
Sidney L. Jones

/s/ * Bruce C. Lueck	Director	August 17, 2007
Bruce C. Lueck

/s/ * Donald W. Phillips	Director	August 17, 2007
Donald W. Phillips

*By	/s/ Eugene C. Sit
Eugene C. Sit, Attorney-in-fact (Pursuant to Powers of Attorney filed previously with the Commission)

EXHIBIT INDEX

FORM N-14

Exhibit No.	Name of Exhibit	Page No.

(12)	Opinion and Consent of Dorsey & Whitney LLP	C-5
supporting the tax matters discussed in the prospectus